Subsequent Events - Additional Information (Details) shares in Thousands, $ in Thousands				9 Months Ended	12 Months Ended
	Jan. 25, 2022 USD ($) shares	Nov. 01, 2021 shares	Jan. 04, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares issued					258	224
Number of options outstanding					1,682	2,303	3,731
Restricted Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
RSUs converted into shares					2,355	2,290	2,388
Number Of Other Equity Instruments Converted Into Common Shares In Sharebased Payment Arrangement					191	886
Number of shares granted					256	810
Performance Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
RSUs converted into shares					744	999	1,010
Number Of Other Equity Instruments Converted Into Common Shares In Sharebased Payment Arrangement					(417)
Number of shares granted			162	162	162	0
Deferred Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
RSUs converted into shares					242	218	228
Number Of Other Equity Instruments Converted Into Common Shares In Sharebased Payment Arrangement						131
Number of shares granted					24	121
Share Transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares issued		84
Number of options outstanding		20
Number of equity instruments converted into common shares in sharebased payment arrangement		17
Vesting period		4 years
Share Transactions | Millennial [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares issued	13,199
Percentage of voting equity interests acquired	100.00%
Share Transactions | Restricted Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
RSUs converted into shares		67
Number Of Other Equity Instruments Converted Into Common Shares In Sharebased Payment Arrangement		67
Number of shares granted		128
Vesting description		The vesting periods of RSUs vary from immediate vesting to vesting periods of up to 4 years.
Share Transactions | Performance Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares granted		73
Vesting period		3 years
Vesting description		PSUs have a three-year vesting period and vest on January 4, 2024.
Share Transactions | Deferred Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares granted		6
Major business combination [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest paid on drawdown amount under credit facility | $	$ 75,000
Major business combination [member] | Minera Exar [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of Equity interest acquired	49.00%
Investments accounted for using equity method | $	$ 94,000
Major business combination [member] | Ganfeng [Member] | Minera Exar [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from current borrowings | $	$ 40,000
Percentage of guarantee provided by the company	49.00%